Basis for Preparation	6 Months Ended
Jun. 30, 2025
Basis for Preparation [Abstract]
BASIS FOR PREPARATION

NOTE 2 – BASIS FOR PREPARATION

The Company’s accompanying condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnote disclosures required by U.S. GAAP for complete financial statements.

These condensed interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements and related notes for the year ended December 31, 2024 (the “Annual Financial Statements”).

There have been no changes in the Company’s significant accounting policies during the six months ended June 30, 2025, as compared to the critical accounting policies described in note 2 to the Annual Financial Statements, except as follows:

Inventory write off:

The Company periodically evaluates the inventory quantities on hand relative to historical and projected sales volumes, current and historical selling prices. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, market prices lower than cost and adjusted revenue forecasts. Such write-off is recognized in the Company’s consolidated statements of comprehensive loss. During the periods ended June 30, 2025 and June 30, 2024, the Company recorded inventory write-offs in the amounts of $175 thousand and $0, respectively.

The process of evaluating these write-offs often requires the Company to make subjective judgments and estimates concerning future sales potential at which such inventory will be sold in the normal course of business. Incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed of or sold. Given the significant assumptions required and the possibility that actual conditions will differ, the Company considers the valuations to be a critical accounting estimate.

Modification of warrants’ exercise price:

Both the January 2025 amendment of certain warrants’ exercise price and April 2025 warrant exercise inducement transaction occurred concurrently with a fund raising. Pursuant to the guidance of Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging the warrants were classified as equity instruments before and after the warrant modification. In accordance with ASC Topic 815 guidance on equity classified warrant modifications, the incremental change in fair value of the warrants was accounted for as an equity issuance cost in the amount of approximately $334 thousand, which was recorded to additional paid-in capital. The Company uses the Black-Scholes option pricing model to determine the incremental fair value of the warrants taking into consideration the following assumptions: expected volatility of 60%, dividend yield 0%, risk free interest rate of 4.08% and expected life of 5 years (4.8 years for the warrants before modification) (see Note 4.a.(4) and 4.a.(5)).